Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

NOTE 5 — RELATED PARTY TRANSACTIONS

(a) Nature of relationships with related parties

Name	Relationship with the Company
Ms. Xiameng Ding	The Company’s controlling shareholder and chairman of the Company’s Board of Directors
Mr. Kwok Wai Man	Chief Executive Officer of HCYC HK
Mihoshi Technology Group (Hong Kong) Company Limited	Controlled by Ms. Xiameng Ding
Summit Planned Limited	Mr. Kwok Wai Man worked as a director until April 29, 2022

(b) Related parties’ transaction balances

Name	March 31, 2025	March 31, 2024
Non-interest-bearing borrowings (1)
Ms. Xiameng Ding	$929,224	$582,471
Mr. Kwok Wai Man	4,260	5,037
	$933,484	$587,508
Payable to related party related to referral service
Mr. Kwok Wai Man	$163	1,400

Total due to related parties	$933,647	$588,908

(1)	As of March 31, 2025 and 2024, the balances of due to related parties were comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(c) Related party transactions

	For the years ended March 31,
	2025	2024
Purchase of referral service (1)
Mr. Kwok Wai Man	25,755	37,279
Total	$25,755	$37,279

(1)	The Company has entered into agreements with two related parties, Summit Planned Ltd and Mr. Kwok Wai Man, pursuant to which two related parties are obligated to facilitate the Company’s brokerage business by referring potential insurance policyholders to the Company and are entitled with the commissions for the insurance policies bought by those policyholders when they become effective

Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

Note 5 - Related Party Transactions

On September 28, 2021, the Sponsor received 1,437,500 of the Company’s Class B ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the Sponsor.

On January 8, 2022, the board of directors of the Company and the Sponsor, as sole shareholder of the Company, approved, through a special resolution, the following share capital changes (see Note 7):

(a) Each of the authorized but unissued 200,000,000 Class A ordinary shares were cancelled and re-designated as the ordinary shares of $0.0001 par value each;

(b) Each of the 1,437,500 Class B ordinary shares in issue were repurchased in consideration for the issuance of 1,437,500 ordinary shares of $0.0001 par value each; and

(c) Upon completion of the above steps, the authorized but unissued 20,000,000 Class B ordinary shares were cancelled.

On January 8, 2022, the Company issued an additional 287,500 ordinary shares to the Sponsor for no additional consideration, resulting in the Sponsor holding an aggregate of 1,725,000 ordinary shares (the “Founder Shares”). The issuance was considered as a bonus share issuance, in substance a recapitalization transaction, which was recorded and presented retroactively. The Founder Shares include an aggregate of up to 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part (refer Note 7). On January 6, 2023, the underwriters notified the Company that it is exercising the over-allotment option with respect to the 900,000 additional Units, which was subsequently closed on January 9, 2023, generating gross proceeds to the Company of $9,000,000. Simultaneously, an amount of $352,350 due to related party was converted into over-allotment of Private Placement, and the underwriter deposited additional $34,650 on behalf of Sponsor for 17,325 Founder Shares for $2.00 per share which was sold by the Sponsor to underwriters. As a result, the Sponsor purchased an additional 38,700 Private Units, an aggregate of 409,200 units at a price of $10.00 per Private Placement Unit (an aggregate of $4,092,000).

On January 3, 2023, the Founder Shares and Private Units were placed into an escrow account maintained by American Stock Transfer & Trust Company acting as escrow agent. The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.

Promissory Notes - Related Party

On September 27, 2023, the Company notified Equiniti Trust Company, the trustee of the Company’s trust account (the “Trust Account”), that it was extending the time available to the Company to consummate its initial business combination from October 4, 2023, to January 4, 2024 (the “Extension”). The Extension is the first of up to three (3) three-month extensions permitted under the Company’s governing documents.

On September 27, 2023, the Company extended the time to complete its initial business combination from October 4, 2023 to January 4, 2024 by depositing an aggregate of $690,000 into the Trust Account. In connection with this extension, on September 26, 2023, the Company also entered into a non-interest bearing promissory note with the Sponsor for $690,000, that is payable on the earlier of January 4, 2024 or promptly after the completion of an initial business combination. On April 12, 2024, the Company amended and restated the promissory note to extend the maturity date to the earlier of January 4, 2025 or promptly after the date of the consummation of the business combination. On April 14, 2025, the promissory note was further amended and restated to extend the maturity date to promptly after the date the business combination is consummated. On January 4, 2024, the Company raised $2,500 from the sponsor against a promissory note for working capital purposes and further raised an additional $20,000 on February 20, 2024, bringing the total drawdown beyond the original principal amount of $690,000. On January 4, 2024, the Company deposited $165,000 into the Trust Account to extend the deadline to complete the business combination from January 4, 2024 to April 4, 2024. In connection with this extension, on December 28, 2023, the Company entered into a non-interest bearing promissory note with the Sponsor for $660,000, that is payable on the earlier of January 4, 2025 or promptly after the completion of an initial business combination. On April 14, 2025, the Company amended and restated the promissory note to extend the maturity date to promptly after the date of the consummation of the business combination. Pursuant to the Trust Agreement Amendment, the Company has extended the date by which it has to complete a business combination from the Termination Date up to ten (10) times, with the first extension comprised of three months, and the subsequent nine (9) extensions comprised of one month each from the Termination Date, or extended date, as applicable, to January 4, 2025 by providing five days’ advance notice to the trustee prior to the applicable Termination Date, or extended date, and depositing into the Trust Account $55,000 for each monthly extension (the “Extension Payment”) until January 4, 2025 (assuming a business combination has not occurred). Further, the Company drew down seven times monthly extension fund with aggregate amount of $385,000 under the promissory note and deposited into the Trust Account to extend the deadline to complete the business combination from April 4, 2024 to November 4, 2024. As of June 30, 2025 and December 31, 2024, there were outstanding as loan amounts of $1,262,500 against promissory notes.

Due to Related Parties

The Sponsor paid certain formation, operating or deferred offering costs on behalf of the Company. These amounts are due on demand and non-interest bearing. As of June 30, 2025 and December 31, 2024, due to related parties amounted to $754,589 and $568,299, respectively.

Advisory Services Agreement

The Company engaged TenX Global Capital LP (“TenX”), a related party to the Company, as an advisor in connection with the Initial Public Offering and business combination, to assist in hiring consultants and other services providers in connection with our Initial Public Offering and the business combination, assist in the preparation of financial statements and other relevant services to commence trading including filing the necessary documents as part of the transaction. Further, TenX will assist in preparing the Company for investor presentations, conferences for due diligence, deal structuring and term negotiations.

During the period from September 15, 2021 (inception) through June 30, 2025, a cash fee of $200,000 has been incurred as deferred offering costs for these services of which $160,000 has been paid by the Sponsor through December 31, 2022 and additional $40,000 was paid subsequently through December 31, 2023.

Administration fee

Commencing on the effective date of the registration statement, an affiliate of the Sponsor shall be allowed to charge the Company an allocable share of its overhead, up to $10,000 per month up to the close of the business combination, to compensate it for the Company’s use of its offices, utilities and personnel. An administration fee of $30,000 was recorded for both the quarters ended June 30, 2025 and 2024. As of June 30, 2025 and December 31, 2024, administration fees of $180,000 and $120,000, respectively, were included in Due to Related Parties and remained outstanding.

Note 5 - Related Party Transactions

On September 28, 2021, the Sponsor received 1,437,500 of the Company’s Class B ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the Sponsor.

On January 8, 2022, the board of directors of the Company and the Sponsor, as sole shareholder of the Company, approved, through a special resolution, the following share capital changes (see Note 7):

(a) Each of the authorized but unissued 200,000,000 Class A ordinary shares were cancelled and re-designated as the ordinary shares of $0.0001 par value each;

(b) Each of the 1,437,500 Class B ordinary shares in issue were repurchased in consideration for the issuance of 1,437,500 ordinary shares of $0.0001 par value each; and

(c) Upon completion of the above steps, the authorized but unissued 20,000,000 Class B ordinary shares were cancelled.

On January 8, 2022, the Company issued an additional 287,500 ordinary shares to the Sponsor for no additional consideration, resulting in the Sponsor holding an aggregate of 1,725,000 ordinary shares (the “Founder Shares”). The issuance was considered as a bonus share issuance, in substance a recapitalization transaction, which was recorded and presented retroactively. The Founder Shares include an aggregate of up to 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part (refer Note 7). On January 6, 2023, the underwriters notified the Company that it is exercising the over-allotment option with respect to the 900,000 additional Units, which was subsequently closed on January 9, 2023, generating gross proceeds to the Company of $9,000,000. Simultaneously, an amount of $352,350 due to related party was converted into over-allotment of Private Placement, and the underwriter deposited additional $34,650 on behalf of Sponsor for 17,325 Founder Shares for $2.00 per share which was sold by the Sponsor to underwriters. As a result, the Sponsor purchased an additional 38,700 Private Units, an aggregate of 409,200 units at a price of $10.00 per Private Placement Unit (an aggregate of $4,092,000).

On January 3, 2023, the Founder Shares and Private Units were placed into an escrow account maintained by American Stock Transfer & Trust Company acting as escrow agent. The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.

Promissory Notes - Related Party

On September 30, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note was amended and restated on November 23, 2021, to change the December 31, 2021 due date to March 31, 2022, amended and restated on January 26, 2022 to change the March 31, 2022 due date to May 31, 2022 and amended and restated again on October 20, 2022 to change the May 31, 2022 due date to December 31, 2022. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2022, or (ii) the consummation of the IPO.

On September 27, 2023, the Company notified Equiniti Trust Company, the trustee of the Company’s trust account (the “Trust Account”), that it was extending the time available to the Company to consummate its initial business combination from October 4, 2023, to January 4, 2024 (the “Extension”). The Extension is the first of up to three (3) three-month extensions permitted under the Company’s governing documents.

On September 27, 2023, the Company extended the time to complete its initial business combination from October 4, 2023 to January 4, 2024 by depositing an aggregate of $690,000 into the Trust Account. In connection with this extension, on September 26, 2023, the Company also entered into a non-interest bearing promissory note with the Sponsor for $690,000, that is payable on the earlier of January 4, 2024 or promptly after the completion of an initial business combination. On April 12, 2024, the Company amended and restated the promissory note to extend the maturity date to the earlier of January 4, 2025 or promptly after the date of the consummation of the business combination. On April 14, 2025, the promissory note was further amended and restated to extend the maturity date to promptly after the date the business combination is consummated. On January 4, 2024, the Company raised $2,500 from the sponsor against a promissory note for working capital purposes and further raised an additional $20,000 on February 20, 2024, bringing the total drawdown beyond the original principal amount of $690,000. On January 4, 2024, the Company deposited $165,000 into the Trust Account to extend the deadline to complete the business combination from January 4, 2024 to April 4, 2024. In connection with this extension, on December 28, 2023, the Company entered into a non-interest bearing promissory note with the Sponsor for $660,000, that is payable on the earlier of January 4, 2025 or promptly after the completion of an initial business combination. Pursuant to the Trust Agreement Amendment, the Company has extended the date by which it has to complete a business combination from the Termination Date up to ten (10) times, with the first extension comprised of three months, and the subsequent nine (9) extensions comprised of one month each from the Termination Date, or extended date, as applicable, to January 4, 2025 by providing five days’ advance notice to the trustee prior to the applicable Termination Date, or extended date, and depositing into the Trust Account $55,000 for each monthly extension (the “Extension Payment”) until January 4, 2025 (assuming a business combination has not occurred). Further, the Company drew down seven times monthly extension fund with aggregate amount of $385,000 under the promissory note and deposited into the Trust Account to extend the deadline to complete the business combination from April 4, 2024 to November 4, 2024. As of December 31, 2024 and 2023, there were outstanding as loan amounts of $1,262,500 and $690,000 respectively, against promissory notes.

Due to Related Parties

The Sponsor paid certain formation, operating or deferred offering costs on behalf of the Company. These amounts are due on demand and non-interest bearing. As of December 31, 2024 and December 31, 2023, due to related parties amounted to $568,299 and $199,318, respectively.

Advisory Services Agreement

The Company engaged TenX Global Capital LP (“TenX”), a related party to the Company, as an advisor in connection with the Initial Public Offering and business combination, to assist in hiring consultants and other services providers in connection with our Initial Public Offering and the business combination, assist in the preparation of financial statements and other relevant services to commence trading including filing the necessary documents as part of the transaction. Further, TenX will assist in preparing the Company for investor presentations, conferences for due diligence, deal structuring and term negotiations.

During the period from September 15, 2021 (inception) through December 31, 2024, a cash fee of $200,000 has been incurred as deferred offering costs for these services of which $160,000 has been paid by the Sponsor through December 31, 2022 and additional $40,000 was paid subsequently through December 31, 2023.

Administration fee

Commencing on the effective date of the registration statement, an affiliate of the Sponsor shall be allowed to charge the Company an allocable share of its overhead, up to $10,000 per month up to the close of the business combination, to compensate it for the Company’s use of its offices, utilities and personnel. An administration fee of $120,000 was recorded for the year ended December 31, 2024, which is also included in Due to Related Parties and remained outstanding as of December 31, 2024.